Insurance Proceeds - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Interruption Loss [Line Items]
Insurance recoveries	$ 5,176
Net expense	46,709	$ 30,903	$ 27,543
Raquel Knutsen [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	$ 3,400
Partnership's loss, description	Under the Partnership's loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Vessel, off-hire period	February 22, 2017 to May 15, 2017
Cost of repairs, vessel operating expenses	$ 4,200
Net expense	300
Raquel Knutsen [Member] | Hull and Machinery [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	$ 3,900
Partnership's loss, description	Under the Partnership's loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Vessel, off-hire period	February 22, 2017 to May 15, 2017
Cost of repairs, vessel operating expenses	$ 4,200
Net expense	300
Carmen Knutsen [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	$ 1,800
Partnership's loss, description	Under its loss of hire insurance policies, the Partnership’s insurer is expected to pay the hire rate agreed in respect of the Carmen Knutsen for each day in excess of 14 deductible days while the Vessel was off-hire as a result of the repairs of the controllable pitch propeller.
Net expense	$ 2,400
Special survey drydocking period	5 years
Vessel, hire period	January 1, 2018
Carmen Knutsen [Member] | Hull and Machinery [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	$ 2,400